Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables And Accruals [Abstract]
Summary of Accrued Liabilities

Accrued liabilities consisted of the following at December 31:

	2014	2013
	(In thousands)
Accrued payroll and other employee related expenses	$18,974	$11,585
Accrued taxes	9,167	8,439
Self-insurance reserves	10,386	7,939
Accrued interest	2,329	2,227
Facility closure reserves	1,646	1,568
Casualty claims in excess of retained loss limit	11,335	2,085
Deferred revenue	4,665	5,540
Other	7,723	5,927
Total accrued liabilities	$66,225	$45,310